Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 11,513	$ 12,253	$ 7,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss (income) of joint ventures	225	1,071	(1,246)
Depreciation and amortization	7,490	6,809	6,619
Foreign currency transaction loss (gain)	395	(1,369)	836
Unrealized (gain) loss on peso option contracts	(395)	640	(245)
Loss (gain) on disposition of property, plant and equipment	100	30	(6)
Deferred income taxes	3,847	54	(177)
Stock based compensation expense	1,062	825	621
Provision for doubtful accounts		116
Loss on settlement of pension obligation	2,144
Change in operating assets and liabilities:
Receivables	(2,923)	(5,394)	(3,309)
Inventories	(3,076)	899	(5,049)
Other assets	2,809	(2,130)	(183)
Accounts payable and accrued liabilities	(7,553)	3,437	2,902
Other, net	27		18
Net cash provided by operating activities	15,665	17,241	8,371
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in joint ventures	(965)	(200)	(450)
Restricted Cash			2,100
Additions to property, plant and equipment	(12,515)	(13,558)	(9,531)
Purchase of additional interest in majority owned subsidiary			(22)
Proceeds received on sale of property, plant and equipment	91	19	111
Net cash used in investing activities	(13,389)	(13,739)	(7,792)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under credit facility	3,250
Repayments under credit facility	(1,000)
Exercise of stock options and employee stock purchases	823	82	90
Excess tax benefits from stock-based compensation	270	4	12
Dividends paid to non-controlling interests of subsidiaries	(1,331)	(400)
Dividends paid	(1,352)	(1,341)	(3,989)
Repayment of loan from related parties		(1,850)	(1,150)
Net cash provided by (used in) financing activities	660	(3,505)	(5,037)
FOREIGN CURRENCY IMPACT ON CASH	(116)	240	(159)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,820	237	(4,617)
CASH AND CASH EQUIVALENTS
Beginning of year	17,487	17,250	21,867
End of year	20,307	17,487	17,250
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	3,701	2,721	1,394
Interest paid	$ 42	$ 115	$ 188